RISK MANAGEMENT - Liquidity Risk - Liquid assets and LRI (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Banco de Bogota S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	$ 13,288,366	$ 11,480,613
Banco de Occidente S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	5,721,647	6,013,484
Banco Popular S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	4,257,296	2,708,977
Banco Commercial Av Villas S A
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	3,856,825	1,777,483
Corporacion Financiera Colombiana S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	1,475,013	1,648,321
Later than one day and not later than seven days [member] | Banco de Bogota S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	12,028,201	9,127,754
Later than one day and not later than seven days [member] | Banco de Occidente S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	5,059,970	5,381,263
Later than one day and not later than seven days [member] | Banco Popular S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	3,838,863	2,196,520
Later than one day and not later than seven days [member] | Banco Commercial Av Villas S A
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	3,490,247	1,489,391
Later than one day and not later than seven days [member] | Corporacion Financiera Colombiana S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	1,041,529	1,238,060
Not later than one month [member] | Banco de Bogota S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	4,061,462	2,141,891
Not later than one month [member] | Banco de Occidente S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	2,493,311	3,449,519
Not later than one month [member] | Banco Popular S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	1,771,506	543,111
Not later than one month [member] | Banco Commercial Av Villas S A
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	2,118,081	573,001
Not later than one month [member] | Corporacion Financiera Colombiana S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	846,155	970,752
Later than one month and not later than three months [member] | Banco de Bogota S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets (liabilities)	(15,436,650)	(14,048,998)
Later than one month and not later than three months [member] | Banco de Occidente S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets (liabilities)	(3,876,649)	(1,382,231)
Later than one month and not later than three months [member] | Banco Popular S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets (liabilities)	(3,288,224)	(2,426,968)
Later than one month and not later than three months [member] | Banco Commercial Av Villas S A
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets (liabilities)	(1,631,993)	(1,756,092)
Later than one month and not later than three months [member] | Corporacion Financiera Colombiana S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	$ 265,176	$ 440,603